Annual Fund Operating Expenses - VY BrandywineGLOBAL - Bond Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
No Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.58%

[1]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.58% through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Portfolio’s Board of Trustees (the “Board”).